SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Operating segments [Abstract]
Segment Information	Segment Information
Barrick’s business is organized into sixteen minesites. Barrick’s Chief Operating Decision Maker ("CODM") (Mark Bristow, President and Chief Executive Officer) reviews the operating results, assesses performance and makes capital allocation decisions at the minesite level. Our presentation of our reportable operating segments consists of eight gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali, North Mara and Bulyanhulu) and one copper mine (Lumwana). The remaining operating segments, including our remaining gold mines, have been grouped into an “Other Mines” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2025	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$898	$361	$68	$4	$1	$464
Cortez[2]	579	232	62	1	2	282
Turquoise Ridge[2]	410	172	44	—	(5)	199
Pueblo Viejo[2]	517	190	77	—	3	247
Loulo-Gounkoto[2]	—	—	8	—	63	(71)
Kibali	226	76	32	—	29	89
Lumwana	340	125	69	—	2	144
North Mara[2]	201	65	19	—	11	106
Bulyanhulu[2]	133	50	14	—	2	67
Other Mines[2]	610	242	65	1	9	293
Reportable segment total	$3,914	$1,513	$458	$6	$117	$1,820
Share of equity investees	(226)	(76)	(32)	—	(29)	(89)
Segment total	$3,688	$1,437	$426	$6	$88	$1,731

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$770	$381	$80	$3	$4	$302
Cortez[2]	385	167	57	3	1	157
Turquoise Ridge[2]	268	143	42	2	—	81
Pueblo Viejo[2]	314	150	63	1	2	98
Loulo-Gounkoto[2]	404	136	62	—	10	196
Kibali	189	71	36	—	(2)	84
Lumwana	219	102	70	—	10	37
North Mara[2]	140	76	18	—	3	43
Bulyanhulu[2]	129	58	16	—	2	53
Other Mines[2]	530	287	65	3	6	169
Reportable segment total	$3,348	$1,571	$509	$12	$36	$1,220
Share of equity investees	(189)	(71)	(36)	—	2	(84)
Segment total	$3,159	$1,500	$473	$12	$38	$1,136
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2025	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,576	$700	$130	$5	$4	$737
Cortez[2]	1,035	416	119	3	4	493
Turquoise Ridge[2]	774	328	91	—	(4)	359
Pueblo Viejo[2]	894	352	152	1	6	383
Loulo-Gounkoto[2]	—	—	14	1	142	(157)
Kibali	418	157	64	—	36	161
Lumwana	645	273	129	—	4	239
North Mara[2]	436	146	40	—	14	236
Bulyanhulu[2]	279	111	30	—	4	134
Other Mines[2]	1,193	479	123	3	12	576
Reportable segment total	$7,250	$2,962	$892	$13	$222	$3,161
Share of equity investees	(418)	(157)	(64)	—	(36)	(161)
Segment total	$6,832	$2,805	$828	$13	$186	$3,000

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,482	$766	$163	$6	$6	$541
Cortez[2]	798	353	132	4	3	306
Turquoise Ridge[2]	479	280	79	3	—	117
Pueblo Viejo[2]	604	298	125	2	4	175
Loulo-Gounkoto[2]	765	275	129	—	22	339
Kibali	341	129	64	—	—	148
Lumwana	382	210	130	—	12	30
North Mara[2]	254	150	36	—	8	60
Bulyanhulu[2]	235	114	31	—	3	87
Other Mines[2]	912	511	112	6	11	272
Reportable segment total	$6,252	$3,086	$1,001	$21	$69	$2,075
Share of equity investees	(341)	(129)	(64)	—	—	(148)
Segment total	$5,911	$2,957	$937	$21	$69	$1,927
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For Q2 2025, accretion expense was $12 million (Q2 2024: $14 million) and for YTD 2025, accretion expense was $26 million (YTD 2024: $27 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for Q2 2025 for Nevada Gold Mines $795 million, $398 million, $396 million (Q2 2024: $603 million, $369 million, $228 million), Pueblo Viejo $210 million, $108 million, $102 million (Q2 2024: $127 million, $84 million, $42 million), Loulo-Gounkoto $nil, $2 million, $(12) million (Q2 2024: $81 million, $40 million, $40 million), North Mara and Bulyanhulu $53 million, $23 million, $30 million (Q2 2024: $43 million, $27 million, $16 million), and Tongon $10 million, $8 million, $3 million (Q2 2024: $13 million, $10 million, $2 million) and for YTD 2025 for Nevada Gold Mines $1,439 million, $753 million, $680 million (YTD 2024: $1,175 million, $750 million, $414 million), Pueblo Viejo $359 million, $203 million, $156 million (YTD 2024: $245 million, $168 million, $76 million), Loulo-Gounkoto $nil, $3 million, $(29) million (YTD 2024: $153 million, $81 million, $69 million), North Mara and Bulyanhulu $114 million, $52 million, $61 million (YTD 2024: $78 million, $53 million, $24 million) and Tongon $20 million, $15 million, $5 million (YTD 2024: $21 million, $18 million, $3 million), respectively.
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Segment income	$1,731	$1,136	$3,000	$1,927
Other revenue	(7)	3	(21)	(2)
Other cost of sales/amortization	(15)	(6)	(30)	(21)
Exploration, evaluation and project expenses not attributable to segments	(76)	(85)	(123)	(171)
General and administrative expenses	(39)	(32)	(81)	(60)
Other expense not attributable to segments	(276)	(56)	(362)	(55)
Impairment charges	—	(1)	(4)	(18)
Gain (loss) on currency translation	2	(5)	—	(17)
Closed mine rehabilitation	8	9	(11)	11
Income from equity investees	77	115	144	163
Finance costs, net (includes non-segment accretion)	(46)	(37)	(94)	(55)
Loss on non-hedge derivatives	(1)	—	(1)	—
Income before income taxes	$1,358	$1,041	$2,417	$1,702

Capital Expenditures Information	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Carlin	$156	$226	$360	$429
Cortez	119	99	219	193
Turquoise Ridge	27	26	48	56
Pueblo Viejo	84	93	171	150
Loulo-Gounkoto	5	100	23	174
Kibali	33	36	67	61
Lumwana	183	114	253	193
North Mara	53	27	93	71
Bulyanhulu	36	30	74	61
Other Mines	71	64	142	114
Reportable segment total	$767	$815	$1,450	$1,502
Other items not allocated to segments	244	46	368	78
Total	$1,011	$861	$1,818	$1,580
Share of equity investees	(33)	(36)	(67)	(61)
Total	$978	$825	$1,751	$1,519
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For Q2 2025, cash expenditures were $934 million (Q2 2024: $819 million) and the increase in accrued expenditures was $44 million (2024: $6 million increase). For YTD 2025, cash expenditures were $1,771 million (2024: $1,547 million) and the decrease in accrued expenditures was $20 million (YTD 2024: $28 million decrease).

Purchase Commitments
At June 30, 2025, we had purchase obligations for supplies and consumables of $1,736 million (December 31, 2024: $1,621 million).

Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had capital commitments of $1,544 million at June 30, 2025 (December 31, 2024: $605 million).